Capital and other components of equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Schedule of share capital

	June 30,	December 31,
	2026	2025
Number of authorized shares	50,000	50,000
Value per share	$1	$1
Number of shares issued	50,000	50,000
Common shares	$50,000	$50,000

During September 2024, the Company entered into an agreement to issue 50,000 shares of common shares for gross proceeds of $50,000. Each ordinary share maintains one voting right. The entire amount of this equity is held by the CEO of the Company and remains recorded as receivable under the caption Other receivables – related parties in the Company’s Statement of Financial Position as of June 30, 2026 and December 31, 2025.

	December 31,	December 31,
	2025	2024
Number of authorized shares	50,000	50,000
Value per share	$1	$1
Number of shares issued	50,000	50,000
Common shares	$50,000	$50,000

CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Schedule of share capital

		June 30, 2026	December 31, 2025
		(In Korean won and number of shares)
Number of authorized shares		1,000,000,000	1,000,000,000
Value per share	₩	500	500
Number of shares issued		52,815,475	52,815,475
Common shares	₩	26,407,737,500	26,407,737,500

		December 31, 2025	December 31, 2024
		(In Korean won and number of shares)
Number of authorized shares		1,000,000,000	1,000,000,000
Value per share	₩	500	500
Number of shares issued		52,815,475	52,294,475
Common shares	₩	26,407,737,500	26,147,237,500

Details of other components of equity, net of taxes
		June 30, 2026	December 31, 2025
		(In thousands of Korean won)
Other reserves
Employee share options	₩	724,661	724,661
Treasury shares		(1,400,188)	(1,414,953)
Subtotal		(675,527)	(690,292)
Other comprehensive income
Remeasurements of defined benefit liability		279,386	125,654
Subtotal		279,386	125,654
Total	₩	(396,141)	(564,638)

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Other reserves	₩
Employee share options		724,661	724,661
Treasury shares		(1,414,953)	(1,451,864)
Subtotal		(690,292)	(727,203)
Other comprehensive income
Remeasurements of defined benefit liability		125,654	73,533
Subtotal		125,654	73,533
Total	₩	(564,638)	(653,670)

Changes in other components of equity

		Remeasurements of defined benefit liability	Employee share options	Treasury shares	Total
		(In thousands of Korean won)
Balance as of January 1, 2025	₩	73,533	724,661	(1,451,864)	(653,670)
Changes, net of taxes		26,061	-	36,911	62,972
Balance as of June 30, 2025	₩	99,594	724,661	(1,414,953)	(590,698)
Balance as of January 1, 2026		125,654	724,661	(1,414,953)	(564,638)
Changes, net of taxes		153,732	-	14,765	168,497
Balance as of June 30, 2026	₩	279,386	724,661	(1,400,188)	(396,141)

		Remeasurements of defined benefit liability	Employee share options	Treasury shares	Total
		(In thousands of Korean won)
Balance as of January 1, 2024	₩	201,386	3,149,428	(1,808,647)	1,542,167
Changes, net of taxes		(127,853)	(2,424,767)	356,783	(2,195,837)
Balance as of December 31, 2024	₩	73,533	724,661	(1,451,864)	(653,670)
Changes, net of taxes		52,121	-	36,911	89,032
Balance as of December 31, 2025	₩	125,654	724,661	(1,414,953)	(564,638)

Schedule of treasury shares

	June 30, 2026			June 30, 2025
	Number of shares		Carrying amount	Number of shares		Carrying amount
	(In thousands of Korean won and number of shares)
Beginning balance	3,833,400	₩	1,414,953	3,933,400	₩	1,451,864
Acquisition	0		0	0		0
Disposal (*)	40,000		14,765	100,000		36,911
Ending balance	3,793,400	₩	1,400,188	3,833,400	₩	1,414,953

(*)	The Company disposed of treasury shares at per-share prices ranging from Korean won 2,000 to Korean won 3,200.

		2025		2024
		Number of shares	Carrying amount	Number of shares	Carrying amount
		(In thousands of Korean won)
Beginning balance	₩	3,933,400	1,451,864	4,900,000	1,808,647
Disposal (*)		100,000	36,911	966,600	356,783
Ending balance	₩	3,833,400	1,414,953	3,933,400	1,451,864

(*)	The Company disposed of treasury shares at per-share prices ranging from Korean won 2,000 to Korean won 5,000.